Consolidated Statements of Shareholders' Deficit - USD ($)	Share capital	Other reserves.	Accumulated deficit	Accumulated other comprehensive loss	Total
Balance at beginning of period at Dec. 31, 2018	$ 10		$ (1,467,480)		$ (1,467,470)
Effective of change in par value	(7)	$ 7
Share issuance	156				156
Net loss			(1,394,641)		(1,394,641)
Translation adjustment				$ (42,566)	(42,566)
Balance at end of period at Dec. 31, 2019	159	7	(2,862,121)	(42,566)	(2,904,521)
Balance at end of period at Dec. 31, 2019	159
Share issuance	1,477				1,477
Contribution to reserves by owners of the Company		21,046			21,046
Net loss			(2,300,571)		(2,300,571)
Translation adjustment				150,626	150,626
Balance at end of period at Dec. 31, 2020	159	21,053	(5,162,692)	108,060	(5,031,943)
Balance at end of period at Dec. 31, 2020	1,636
Recapitalization		3,597,617			35,977
Share issuance	5,054,059				5,054,059
Shares for debt	2,200,000				2,200,000
Net loss			(8,131,197)		(8,131,197)
Translation adjustment				110,042	110,042
Balance at end of period at Dec. 31, 2021	$ 7,255,695	$ 3,618,670	$ (13,293,889)	$ 218,102	$ (2,201,422)